Equity - Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions (FY) (Details)	12 Months Ended
Jun. 30, 2018 $ / shares
Equity [Abstract]
Risk-free rate of return	2.60%
Expected life of award	5 years
Expected dividend yield	0.00%
Expected volatility of stock	86.00%
Weighted-average grant date fair value	$ 18.72